Segment reporting - Adjusted EBITA and a reconciliation from the segment Adjusted EBITA to total consolidated loss from operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Revenue	¥ 206,798,631	¥ 192,379,918	¥ 140,791,683
Amortization of intangible assets	(138,831)	(1,003,282)	(1,631,280)
Operating profit (loss)	1,942,439	(2,838,457)	(17,701,534)
Amortization expenses, business combinations	86,826	948,384	1,561,239
Operating segments
Segment reporting
Revenue	206,798,631	192,379,918	140,791,683
Total Adjusted EBITA	4,327,134	(2,084,966)	(12,623,356)
Operating profit (loss)	1,942,439	(2,838,457)	(17,701,534)
Unallocated amounts
Segment reporting
Sharebased compensation expenses	(2,252,738)	(2,589,593)	(3,446,898)
Amortization of intangible assets	(138,831)	(1,003,282)	(1,631,280)
Gain or loss from the disposal or deemed disposal of subsidiaries	6,874	2,839,384
China Mobility | Operating segments
Segment reporting
Revenue	185,740,797	175,033,586	125,930,620
Total Adjusted EBITA	9,183,062	5,321,865	(1,397,535)
International | Operating segments
Segment reporting
Revenue	11,042,880	7,842,151	5,863,123
Total Adjusted EBITA	(1,846,299)	(2,301,074)	(4,013,873)
Other Initiatives | Operating segments
Segment reporting
Revenue	10,014,954	9,504,181	8,997,940
Total Adjusted EBITA	¥ (3,009,629)	¥ (5,105,757)	¥ (7,211,948)